UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report
May 31, 2017

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2016 through May 31, 2017 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2017, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	4.95%
PIA MBS Bond Fund	1.76%

As stated in the current prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.17% and 0.15%, respectively, while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.32% and 0.18%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 29, 2018, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.15% and 0.18% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the six-month fiscal period ended May 31, 2017 was 4.95%. This was lower than the 5.04% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index and in line with the Fund’s objective of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent over 160 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity. This will cause some modest variability in the returns of the Fund relative to those of its benchmark. For the six-month fiscal period ended May 31, 2017, the issuers represented in the Fund had, on average, modestly lower performance than the ones that the Fund was not invested in, which contributed to the small underperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month fiscal period ended May 31, 2017 of 1.76% matched the return of its benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. The Fund’s seasoned securities prepaid in line with their generic counterparts, which is neutral to performance. The Fund’s shorter duration structure, due to its emphasis on higher coupon securities, was a small positive, as interest rates rose and the yield curve steepened during the second half of the fiscal period. The Fund was overweighted in the 30-year Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30-year Ginnie Mae MBS sector due to the better risk-adjusted yield of Freddie Macs, which was a

PIA Funds

small positive factor for returns, as Freddie Macs produced better excess returns for the period. The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns. The Fund had an allocation to non-agency AAA- and AA-rated floating rate securities with shorter durations that modestly appreciated in price as interest rates rose. We expect these securities to continue to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 1.2% for the first quarter of 2017, lower than the 2.1% during the fourth quarter of 2016. With the unemployment rate at 4.3% and inflation under control, the U.S. Federal Reserve Board tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 1.9% year-over-year as of May 2017.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasuries rose by 41, 38 and 22 basis points (“bps”), respectively, from May 31, 2016 to May 31, 2017. Inflation being under control, volatility in oil prices, the strengthening of the U.S. dollar and the outcome of the U.S. presidential election, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries decreased during the period from 201 bps to 146 bps. Option adjusted spreads on fixed rate agency MBS rose from 18 bps to 26 bps, as their average life increased from 5.8 years to 6.9 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2017. We look forward to reporting to you again with the annual report dated November 30, 2017.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total annual operating expenses to 0.15% and 0.18% of the average daily net assets of the BBB Bond Fund and MBS Bond Fund, respectively, through at least March 29, 2018. Prior to March 30, 2017, the actual net expenses were limited to 0.15% of the MBS Fund per the operating expenses limitation agreement.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/16	Value 5/31/17	Period 12/1/16 – 5/31/17*
PIA BBB Bond Fund
Actual	$1,000.00	$1,049.50	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$1,017.60	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$0.81

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.16%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2017
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2017
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 89.8%

Aerospace & Defense 0.8%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46	$896,269
	Rockwell Collins, Inc.
750,000	3.20%, due 3/15/24	762,151
		1,658,420

Agricultural Chemicals 0.4%
	Mosaic Co.
785,000	3.75%, due 11/15/21	821,286

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	617,096

Auto Parts 0.8%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,200,021
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	606,828
		1,806,849

Autos 1.3%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	853,864
	Ford Motor Credit Co. LLC
800,000	3.336%, due 3/18/21	815,977
600,000	5.875%, due 8/2/21	670,116
	General Motors Co.
400,000	5.20%, due 4/1/45	390,911
		2,730,868

Banks 9.9%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	404,158
	Bank of America Corp.
2,000,000	2.625%, due 10/19/20	2,020,828
2,000,000	4.00%, due 1/22/25	2,043,866
700,000	3.875%, due 8/1/25	725,736
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	754,301
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,113,744
	Citigroup, Inc.
550,000	2.45%, due 1/10/20	554,324
2,000,000	2.40%, due 2/18/20	2,010,104
500,000	2.70%, due 3/30/21	504,437
1,000,000	3.50%, due 5/15/23	1,021,798
700,000	3.40%, due 5/1/26	696,630
1,000,000	4.45%, due 9/29/27	1,043,732
540,000	5.30%, due 5/6/44	604,765
	Credit Suisse Group
700,000	5.40%, due 1/14/20	753,424
	Credit Suisse Group
	Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26	691,264
	Discover Bank
700,000	3.20%, due 8/9/21	717,511
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	952,478
225,000	8.25%, due 3/1/38	329,382
	First Tennessee Bank
500,000	2.95%, due 12/1/19	506,661
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21	1,539,294
	JPMorgan Chase & Co.
1,500,000	4.25%, due 10/1/27	1,576,658
	KeyCorp
900,000	5.10%, due 3/24/21	989,901
		21,554,996

Biotechnology 2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,614,248
1,006,000	4.663%, due 6/15/51	1,042,537
	Celgene Corp.
800,000	2.875%, due 8/15/20	818,948
800,000	4.625%, due 5/15/44	822,547
		4,298,280

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Broker 2.4%
	Goldman Sachs Group, Inc.
$1,000,000	4.25%, due 10/21/25	$1,039,408
950,000	6.75%, due 10/1/37	1,217,115
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,266,605
	Morgan Stanley
900,000	4.875%, due 11/1/22	982,475
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	778,623
		5,284,226

Building Materials 0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	824,087

Chemicals 1.8%
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25	893,207
	Dow Chemical Co.
666,000	4.25%, due 11/15/20	708,973
865,000	7.375%, due 11/1/29	1,187,133
	HB Fuller Co.
500,000	4.00%, due 2/15/27	512,129
	RPM International, Inc.
500,000	6.125%, due 10/15/19	545,610
		3,847,052

Commercial Finance 0.8%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	1,065,333
	Air Lease Corp.
700,000	3.875%, due 4/1/21	734,607
		1,799,940

Communications 1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,921,432
475,000	7.045%, due 6/20/36	615,193
		2,536,625

Communications Equipment 0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40	625,312
	L3 Technologies, Inc.
775,000	4.75%, due 7/15/20	829,975
		1,455,287

Construction Materials Manufacturing 0.7%
	Vulcan Materials Co.
1,420,000	3.90%, due 4/1/27	1,455,784

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	517,684

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.9%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	715,808
850,000	3.45%, due 3/15/22	882,374
268,000	4.75%, due 3/15/45	284,423
		1,882,605

Electric Utilities 2.6%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	493,153
470,000	4.90%, due 8/1/41	510,491
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,190,944
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	926,892
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	760,324
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	457,761
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	822,747
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	587,938
		5,750,250

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Electrical Equipment Manufacturing 0.9%
	Fortive Corp.
$750,000	3.15%, due 6/15/26 (c)	$754,577
	Johnson Controls
	International plc
1,230,000	4.25%, due 3/1/21	1,313,034
		2,067,611

Exploration & Production 0.8%
	Apache Corp.
700,000	3.25%, due 4/15/22	715,937
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23	524,212
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	552,059
		1,792,208

Finance 0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	966,873

Financial Services 1.5%
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26	1,039,050
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	527,769
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	756,494
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26	1,019,022
		3,342,335

Food 1.2%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,662,587
	Kroger Co.
780,000	6.15%, due 1/15/20	859,786
		2,522,373

Food and Beverage 1.4%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22	726,284
1,000,000	3.00%, due 6/1/26	961,283
1,000,000	4.375%, due 6/1/46	961,336
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20	511,727
		3,160,630

Gas Pipelines 0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,144,373

Hardware 0.9%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (c)	949,285
900,000	6.02%, due 6/15/26 (c)	995,163
		1,944,448

Health and Personal Care Stores 1.3%
	CVS Health Corp.
700,000	2.80%, due 7/20/20	714,526
620,000	3.875%, due 7/20/25	651,266
1,000,000	2.875%, due 6/1/26	974,753
500,000	5.125%, due 7/20/45	568,479
		2,909,024

Health Care Facilities and Services 0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	867,954
	McKesson Corp.
800,000	4.883%, due 3/15/44	864,245
		1,732,199

Home and Office
Products Manufacturing 0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26	1,063,110

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Information Technology 0.8%
	HP, Inc.
$800,000	4.65%, due 12/9/21	$867,240
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	790,430
		1,657,670

Insurance 4.0%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,156,337
100,000	6.25%, due 3/15/87	105,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44	641,842
	Aon Corp.
600,000	5.00%, due 9/30/20	648,889
	AXA SA
500,000	8.60%, due 12/15/30	703,750
	CIGNA Corp.
315,000	6.15%, due 11/15/36	397,388
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,375,512
	Markel Corp.
20,000	4.90%, due 7/1/22	22,049
	Metlife, Inc.
855,000	6.40%, due 12/15/66	977,590
	Protective Life Corp.
350,000	7.375%, due 10/15/19	391,652
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,435,811
	Unum Group
700,000	5.625%, due 9/15/20	769,660
		8,625,730

Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	884,250

Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	645,104

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	926,404

Manufacturing 0.5%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23	1,063,691

Media 3.3%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,340,231
	Discover Communications LLC
500,000	3.30%, due 5/15/22	504,640
	Expedia, Inc.
800,000	5.95%, due 8/15/20	881,458
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	419,218
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,122,218
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	530,201
1,000,000	4.85%, due 7/15/45	1,003,755
	Viacom Inc.
700,000	3.875%, due 4/1/24	711,487
610,000	4.375%, due 3/15/43	539,401
		7,052,609

Medical Equipment 0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17	152,739

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44	815,558

Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	854,602

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Metals and Mining 0.5%
	Goldcorp Inc.
$500,000	3.70%, due 3/15/23	$518,820
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	529,666
		1,048,486

Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,151,374

Mining 1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	839,915
	Vale Overseas Limited
700,000	4.375%, due 1/11/22	713,790
700,000	6.875%, due 11/21/36	756,000
		2,309,705

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	563,416

Newspaper, Periodical, Book, and
Directory Publishers 0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,796,505

Nondepository Credit Intermediation 1.0%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20	815,401
800,000	4.20%, due 3/1/21	839,107
600,000	4.00%, due 1/15/25	604,841
		2,259,349

Oil and Gas 5.3%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	1,074,543
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42	1,988,948

	Hess Corp.
800,000	5.60%, due 2/15/41	831,250
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	613,221
750,000	3.95%, due 9/1/22	786,556
1,270,000	5.80%, due 3/15/35	1,378,458
700,000	5.55%, due 6/1/45	746,839
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,066,316
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,215,665
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	745,430
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	424,911
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	796,734
		11,668,871

Oil & Gas Services & Equipment 0.8%
	Baker Hughes, Inc.
700,000	5.125%, due 9/15/40	808,519
	Halliburton Co.
1,000,000	3.80%, due 11/15/25	1,034,849
		1,843,368

Other Telecommunications 3.2%
	AT&T, Inc.
685,000	5.00%, due 3/1/21	745,209
1,500,000	3.00%, due 2/15/22	1,515,181
1,400,000	3.40%, due 5/15/25	1,379,489
1,200,000	4.50%, due 5/15/35	1,166,465
700,000	6.00%, due 8/15/40	783,684
1,400,000	4.80%, due 6/15/44	1,361,613
		6,951,641

Paper 1.3%
	International Paper Co.
742,000	4.75%, due 2/15/22	815,236
700,000	6.00%, due 11/15/41	848,418

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Paper 1.3% (continued)
	Weyerhaeuser Co.
$800,000	7.375%, due 3/15/32	$1,102,975
		2,766,629

Pharmaceuticals 3.3%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	499,895
1,000,000	3.60%, due 5/14/25	1,025,268
800,000	4.40%, due 11/6/42	797,850
	Mylan N.V.
1,000,000	3.15%, due 6/15/21	1,019,985
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23	535,515
	Shire Acquisitions
	Investments Ireland DAC
1,500,000	2.875%, due 9/23/23	1,488,155
	Teva Pharmaceutical Finance
	Netherlands III B.V.
2,000,000	3.15%, due 10/1/26	1,882,060
		7,248,728

Pipeline Transportation of Crude Oil 0.5%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	493,099
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	517,290
		1,010,389

Pipeline Transportation of Natural Gas 0.8%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22	514,521
800,000	3.90%, due 1/15/25	821,014
500,000	5.10%, due 9/15/45	518,546
		1,854,081

Pipelines 2.2%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,004,091
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	634,066
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	763,065
1,000,000	7.60%, due 2/1/24	1,172,491
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,222,532
		4,796,245

Property & Casualty Insurance 1.1%
	Mercury General Corp.
1,000,000	4.40%, due 3/15/27	1,021,437
	The Hanover Insurance
	Group, Inc.
1,400,000	4.50%, due 4/15/26	1,470,497
		2,491,934

Railroad 0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	698,888
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	743,272
		1,442,160

Real Estate 0.9%
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	979,812
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	986,617
		1,966,429

Real Estate Investment Trusts 2.2%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,488,200
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,159,280
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,614,897
500,000	3.75%, due 5/1/24	512,658
		4,775,035

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
$500,000	3.625%, due 9/15/24	$505,729

Restaurants 0.6%
	McDonald’s Corp.
800,000	2.75%, due 12/9/20	817,875
550,000	4.875%, due 12/9/45	611,272
		1,429,147

Retail 1.0%
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	744,019
400,000	6.70%, due 7/15/34	407,590
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,055,556
		2,207,165

Retail – Consumer Staples 0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21	1,005,695

Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	940,348

Software 1.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	727,339
600,000	3.85%, due 6/1/25	627,696
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,917,000
		3,272,035

Software & Services 0.8%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	199,212
	Hewlett Packard Enterprise Co.
700,000	3.60%, due 10/15/20 (b)	728,551
700,000	4.90%, due 10/15/25 (b)	741,811
		1,669,574

Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	703,593

Telecommunications 2.0%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,462,294
	British Telecommunications PLC
855,000	9.375%, due 12/15/30 (b)	1,309,789
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (b)	515,066
	France Telecom SA
575,000	5.375%, due 1/13/42	677,343
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	475,873
		4,440,365

Tobacco 0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25	1,511,111

Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	857,385

Transportation 0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,808,611

Transportation and Logistics 0.5%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24	1,077,319

Travel & Lodging 0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	618,954

Utilities 0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	530,885

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Utilities 0.7% (continued)
	Southern Co.
$1,000,000	3.25%, due 7/1/26	$984,352
		1,515,237

Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	727,645

Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	713,300

Wired Telecommunications Carriers 3.3%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20	2,150,337
900,000	5.15%, due 9/15/23	1,008,246
4,200,000	4.522%, due 9/15/48	3,964,976
		7,123,559

Wireless Telecommunications Services 0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23	1,616,211
Total Corporate Bonds
(cost $188,140,855)		195,852,204

SOVEREIGN BONDS 5.9%
	Republic of Colombia
$1,000,000	7.375%, due 3/18/19	$1,100,000
890,000	7.375%, due 9/18/37	1,147,210
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,245,046
	Republic of Panama
200,000	5.20%, due 1/30/20	217,800
750,000	6.70%, due 1/26/36	973,125
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,393,875
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,915,465
	Republic of Turkey
400,000	7.50%, due 7/14/17	402,966
	Republic of Uruguay
209,742	8.00%, due 11/18/22	257,249
	United Mexican States
1,684,000	3.625%, due 3/15/22	1,745,466
2,490,000	4.75%, due 3/8/44	2,475,060

Total Sovereign Bonds
(cost $12,898,094)		12,873,262

U.S. GOVERNMENT
INSTRUMENTALITIES 1.8%

U.S. Treasury Securities 1.8%
	U.S. Treasury Bond
2,000,000	3.00%, due 2/15/47	2,056,210
	U.S. Treasury Note
2,000,000	1.625%, due 2/15/26	1,914,882
Total U.S. Government Instrumentalities
(cost $3,896,261)		3,971,092

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Shares			Value

SHORT-TERM INVESTMENTS 1.3%
2,912,039	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.65% (a)		$2,912,039
Total Short-Term Investments
(cost $2,912,039)			2,912,039
Total Investments
(cost $207,847,249)		98.8%	215,608,597
Other Assets less Liabilities		1.2%	2,659,715
TOTAL NET ASSETS		100.0%	$218,268,312

(a)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(b)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2017.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2017, the value of these investments was $2,699,025 or 1.24% of total net assets.

Country Allocation
Country	% of Net Assets
United States	81.2%
Mexico	3.0%
United Kingdom	2.5%
Ireland	2.0%
Netherlands	1.6%
Colombia	1.4%
Spain	1.2%
Canada	1.0%
Philippines	0.9%
Luxembourg	0.9%
Brazil	0.7%
Peru	0.6%
France	0.6%
Italy	0.6%
Panama	0.5%
Japan	0.4%
Switzerland	0.3%
Guernsey	0.3%
Turkey	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2017
(Unaudited)

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 101.2%

Commercial Mortgage-Backed Securities 1.4%
	Aventura Mall Trust
$800,000	3.867%, due 12/5/32, Series
	2013-AVM, Class A (a) (d)	$844,024

Residential Mortgage-Backed Securities 2.9%
	Colony American Homes
1,820,784	2.151%, due 5/17/31, Series
	2014-1A, Class A (a) (d)	1,822,083

U.S. Government Agencies 96.9%
	FHLMC Pool
13,260	4.50%, due 5/1/20, #G18052	13,718
16,635	4.50%, due 3/1/21, #G18119	17,325
12,882	5.00%, due 3/1/21, #G18105	13,299
95,975	4.50%, due 5/1/21, #J01723	98,383
12,726	6.00%, due 6/1/21, #G18124	13,463
38,413	4.50%, due 9/1/21, #G12378	40,004
11,461	5.00%, due 11/1/21, #G18160	12,005
10,172	5.00%, due 2/1/22, #G12522	10,603
9,225	5.00%, due 2/1/22, #J04411	9,481
42,223	5.50%, due 3/1/22, #G12577	44,527
16,234	5.00%, due 7/1/22, #J05243	16,682
352,592	4.00%, due 3/1/26, #J14785	371,493
714,010	3.00%, due 11/1/26, #G18409	737,834
397,032	3.00%, due 6/1/27, #G14497	410,280
940,212	2.50%, due 12/1/31, #G18622	951,572
112,156	5.00%, due 8/1/35, #A36351	123,569
38,786	4.50%, due 9/1/35, #A37616	41,858
126,876	4.50%, due 10/1/35, #A37869	137,203
45,355	4.50%, due 10/1/35, #A38023	48,947
32,625	4.50%, due 10/1/35, #G01890	35,256
57,933	5.00%, due 10/1/35, #G01940	63,735
101,689	6.00%, due 1/1/36, #A42208	115,195
13,365	7.00%, due 1/1/36, #G02048	15,633
79,053	5.50%, due 2/1/36, #G02031	88,427
70,225	7.00%, due 8/1/36, #G08148	80,649
298,056	6.50%, due 9/1/36, #A54908	346,425
90,727	6.50%, due 11/1/36, #A54094	101,235
55,804	5.50%, due 2/1/37, #A57840	62,053
64,864	5.00%, due 5/1/37, #A60268	71,250
69,153	5.00%, due 6/1/37, #G03094	76,151
110,269	5.50%, due 6/1/37, #A61982	122,583
230,475	6.00%, due 6/1/37, #A62176	261,085
191,841	6.00%, due 6/1/37, #A62444	217,321
51,092	5.00%, due 7/1/37, #A63187	56,145
93,871	5.50%, due 8/1/37, #G03156	104,319
25,933	6.50%, due 8/1/37, #A70413	28,814
7,149	7.00%, due 8/1/37, #A70079	7,570
8,817	7.00%, due 9/1/37, #A65335	9,416
18,683	7.00%, due 9/1/37, #A65670	20,240
1,649	7.00%, due 9/1/37, #A66041	1,758
38,879	7.00%, due 9/1/37, #G03207	43,803
7,271	6.50%, due 11/1/37, #A68726	8,127
89,583	5.00%, due 2/1/38, #A73370	98,145
4,694	5.00%, due 2/1/38, #G03836	5,157
8,154	5.00%, due 3/1/38, #A73704	8,933
101,891	5.00%, due 4/1/38, #A76335	111,659
36,717	5.50%, due 4/1/38, #G04121	40,810
4,960	5.00%, due 5/1/38, #A77463	5,434
18,458	5.50%, due 5/1/38, #A77265	20,521
38,117	5.50%, due 5/1/38, #G04215	42,389
23,542	5.00%, due 6/1/38, #A77986	25,793
8,771	5.00%, due 6/1/38, #G04522	9,620
5,548	5.00%, due 7/1/38, #A79197	6,079
50,780	4.50%, due 9/1/38, #G04773	54,802
12,734	5.00%, due 9/1/38, #G04690	13,957
223,439	5.00%, due 10/1/38, #G04832	245,027
3,282	5.00%, due 11/1/38, #A82849	3,596
12,971	5.00%, due 12/1/38, #G05683	14,226
129,790	5.00%, due 2/1/39, #G05507	142,239
23,243	4.50%, due 4/1/39, #A85612	25,120
58,477	5.00%, due 5/1/39, #G08345	64,165
75,667	4.50%, due 9/1/39, #A88357	81,863
21,054	5.00%, due 9/1/39, #G05904	23,086
125,237	4.50%, due 11/1/39, #G05748	135,451

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 96.9% (continued)
	FHLMC Pool (continued)
$109,893	4.50%, due 12/1/39, #A90175	$118,927
28,937	4.50%, due 4/1/40, #C03464	31,310
77,906	4.50%, due 5/1/40, #A92269	84,219
455,512	4.50%, due 5/1/40, #G06047	492,939
43,942	4.50%, due 6/1/40, #A92594	47,548
10,867	4.50%, due 8/1/40, #A93437	11,815
147,184	4.50%, due 8/1/40, #A93505	159,544
327,784	3.50%, due 1/1/41, #A96409	340,254
186,367	4.50%, due 1/1/41, #A96176	201,671
40,798	4.50%, due 2/1/41, #A97013	44,051
29,588	4.50%, due 4/1/41, #Q00285	32,016
28,956	4.50%, due 11/1/41, #Q04699	31,254
523,059	3.50%, due 2/1/42, #Q05996	542,868
420,483	3.50%, due 4/1/42, #Q07654	436,409
863,559	3.50%, due 5/1/42, #G08491	896,267
671,216	3.50%, due 6/1/42, #C09000	696,639
426,490	3.50%, due 6/1/42, #Q08641	442,643
478,178	3.50%, due 8/1/42, #Q10324	496,264
530,077	3.50%, due 6/1/43, #V80161	550,154
537,914	3.00%, due 8/1/43, #G08540	543,179
313,909	3.00%, due 8/1/43, #Q20559	316,722
190,596	3.50%, due 8/1/43, #Q21435	197,816
547,310	3.50%, due 2/1/44, #Q24712	567,826
1,661,172	4.00%, due 8/1/44, #G08601	1,756,044
1,187,195	3.00%, due 3/1/45, #G08631	1,194,154
1,656,617	3.00%, due 5/1/45, #G08640	1,666,326
852,865	3.00%, due 5/1/45, #Q33337	857,859
623,279	3.50%, due 11/1/45, #G08676	644,564
98,797	3.00%, due 7/1/46, #Q41489	99,377
2,763,735	3.00%, due 1/1/47, #G08741	2,779,944
199,287	3.00%, due 2/1/47, #G08747	200,457
	FHLMC Gold TBA (b)
1,500,000	3.00%, due 6/15/43	1,507,587
	FNMA Pool
6,477	4.50%, due 10/1/20, #842732	6,646
36,607	3.00%, due 12/1/20, #MA0605	37,807
13,254	4.50%, due 12/1/20, #813954	13,623
3,153	4.50%, due 2/1/21, #845437	3,235
9,266	5.00%, due 2/1/21, #865191	9,508
6,113	5.00%, due 5/1/21, #879112	6,418
47,519	4.50%, due 7/1/21, #845515	48,810
676,808	3.00%, due 8/1/21, #AL0579	698,988
13,243	5.50%, due 10/1/21, #905090	13,373
73,705	3.00%, due 1/1/22, #MA0957	76,120
10,887	5.00%, due 2/1/22, #900946	11,442
43,019	6.00%, due 2/1/22, #912522	45,292
33,474	5.00%, due 6/1/22, #937709	35,070
17,782	5.00%, due 7/1/22, #938033	18,941
20,195	5.00%, due 7/1/22, #944887	20,724
177,900	5.50%, due 7/1/22, #905040	186,152
4,814	4.00%, due 7/1/25, #AE1318	5,045
6,441	4.00%, due 10/1/25, #AE1601	6,779
282,601	4.00%, due 12/1/25, #AH6058	293,809
180,684	4.00%, due 1/1/26, #AH3925	190,326
8,431	4.00%, due 1/1/26, #MA0624	8,929
38,264	4.00%, due 3/1/26, #AH8485	40,514
380,943	4.00%, due 5/1/26, #AH8174	403,854
42,470	3.00%, due 10/1/26, #AJ0049	43,982
16,653	3.00%, due 10/1/26, #AJ5474	17,244
55,641	3.00%, due 2/1/27, #AK4047	57,616
135,256	3.00%, due 4/1/27, #AB4997	140,062
521,519	3.00%, due 9/1/27, #AQ0333	540,075
57,977	4.50%, due 4/1/29, #MA0022	62,647
389,027	2.50%, due 4/1/31, #BC4938	393,421
970,718	2.50%, due 10/1/31, #BC9305	981,682
966,748	2.50%, due 11/1/31, #BD9466	977,667
2,562	7.00%, due 8/1/32, #650101	3,030
30,279	4.50%, due 3/1/35, #814433	32,795
30,509	4.50%, due 4/1/35, #735396	33,033
17,316	4.50%, due 5/1/35, #822854	18,758
2,679	5.00%, due 7/1/35, #833958	2,958
25,288	7.00%, due 7/1/35, #826251	28,346
25,323	4.50%, due 8/1/35, #835751	27,387
14,806	7.00%, due 9/1/35, #842290	15,775

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 96.9% (continued)
	FNMA Pool (continued)
$11,206	4.50%, due 11/1/35, #256032	$12,122
16,189	5.00%, due 12/1/35, #852482	17,814
7,348	7.00%, due 2/1/36, #865190	8,567
174,206	5.00%, due 5/1/36, #745515	192,494
4,531	5.00%, due 7/1/36, #888789	5,006
14,336	6.50%, due 7/1/36, #897100	16,585
12,956	7.00%, due 7/1/36, #887793	13,381
14,229	6.00%, due 8/1/36, #892925	16,125
31,199	6.50%, due 8/1/36, #878187	35,335
33,632	5.00%, due 9/1/36, #893621	37,039
62,242	5.50%, due 10/1/36, #831845	69,980
22,238	5.50%, due 10/1/36, #893087	24,905
3,887	6.00%, due 10/1/36, #897174	4,402
24,247	5.50%, due 12/1/36, #256513	27,118
1,586	6.50%, due 12/1/36, #920162	1,762
25,569	7.00%, due 1/1/37, #256567	29,528
63,812	5.50%, due 2/1/37, #256597	71,447
34,629	6.00%, due 2/1/37, #909357	39,234
1,387	7.00%, due 2/1/37, #915904	1,420
79,538	5.00%, due 3/1/37, #913007	87,416
45,623	5.50%, due 3/1/37, #256636	51,070
2,669	5.00%, due 4/1/37, #914599	2,940
130,212	5.50%, due 6/1/37, #918554	145,477
33,518	5.50%, due 6/1/37, #918705	37,497
191,566	6.00%, due 6/1/37, #888413	217,266
140,064	6.00%, due 6/1/37, #917129	158,607
19,652	7.00%, due 6/1/37, #256774	22,066
24,490	7.00%, due 6/1/37, #940234	26,661
14,966	5.00%, due 7/1/37, #944534	16,449
55,463	5.50%, due 10/1/37, #954939	61,814
22,057	6.00%, due 12/1/37, #965488	24,976
90,208	5.50%, due 2/1/38, #961691	100,810
40,722	5.00%, due 1/1/39, #AA0835	44,755
12,188	5.00%, due 1/1/39, #AA0840	13,395
650	5.00%, due 1/1/39, #AA0862	715
1,104	5.00%, due 3/1/39, #AA4461	1,213
75,812	5.00%, due 3/1/39, #930635	83,343
1,578	5.00%, due 3/1/39, #930760	1,734
8,644	5.00%, due 3/1/39, #995948	9,500
10,094	4.00%, due 4/1/39, #AA0777	10,727
34,257	4.50%, due 4/1/39, #AA4590	37,029
78,118	5.00%, due 4/1/39, #930871	85,908
49,115	5.00%, due 4/1/39, #930992	53,979
42,808	5.00%, due 4/1/39, #995930	47,049
138,539	4.50%, due 6/1/39, #AA7681	149,769
62,315	5.00%, due 6/1/39, #995896	68,488
90,050	4.50%, due 7/1/39, #AE8152	97,275
41,683	5.00%, due 7/1/39, #995895	45,812
129,914	5.00%, due 8/1/39, #AC3221	142,977
814,786	4.00%, due 12/1/39, #AE0215	865,065
11,137	4.50%, due 2/1/40, #AC8494	12,061
43,383	4.50%, due 2/1/40, #AD1045	46,969
45,363	4.50%, due 2/1/40, #AD2832	49,086
15,219	5.00%, due 3/1/40, #AB1186	16,737
254,535	5.00%, due 5/1/40, #AD6374	280,237
16,952	5.00%, due 6/1/40, #AD8058	18,673
11,945	5.00%, due 7/1/40, #AD7565	13,153
68,646	4.50%, due 8/1/40, #AD8397	74,265
143,107	4.00%, due 9/1/40, #AE4311	151,923
15,983	4.00%, due 9/1/40, #AE4312	16,970
75,274	4.50%, due 9/1/40, #AE1500	81,506
36,926	4.00%, due 10/1/40, #AE4124	39,199
144,031	4.00%, due 10/1/40, #AE6057	152,908
11,239	4.00%, due 11/1/40, #AE5156	11,927
78,139	4.50%, due 11/1/40, #AE5162	84,622
274,077	4.00%, due 12/1/40, #MA0583	290,934
76,725	4.00%, due 1/1/41, #AE4583	81,425
118,376	4.00%, due 2/1/41, #AH3200	125,656
45,992	4.50%, due 3/1/41, #AH7009	49,802
27,603	4.50%, due 5/1/41, #AI1364	29,887
132,345	4.50%, due 5/1/41, #AI1888	143,305
90,210	4.50%, due 5/1/41, #AL0160	97,685
80,444	4.50%, due 6/1/41, #AI4815	87,064
9,653	4.00%, due 8/1/41, #AI8218	10,240

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 96.9% (continued)
	FNMA Pool (continued)
$13,828	4.50%, due 9/1/41, #AH3865	$14,976
26,711	4.50%, due 9/1/41, #AI4050	28,839
19,013	4.50%, due 9/1/41, #AJ0729	20,593
111,584	4.00%, due 10/1/41, #AJ4052	118,383
147,984	4.00%, due 11/1/41, #AJ4668	157,000
283,745	4.00%, due 11/1/41, #AJ5643	301,055
95,804	4.00%, due 12/1/41, #AJ3097	101,645
202,676	4.00%, due 4/1/42, #MA1028	215,019
1,254,059	3.50%, due 7/1/43, #AB9774	1,298,724
1,395,022	3.00%, due 8/1/43, #AU3363	1,410,337
21,557	4.00%, due 9/1/43, #AU6009	22,980
30,210	4.00%, due 9/1/43, #AU8524	31,955
463,067	4.00%, due 6/1/44, #AW4979	489,689
602,638	4.00%, due 9/1/44, #AS3392	637,284
20,952	4.00%, due 9/1/44, #AX4209	22,156
12,486	4.00%, due 10/1/44, #AW8456	13,203
535,100	4.00%, due 11/1/44, #AS3903	565,864
477,586	4.00%, due 11/1/44, #AS3906	505,042
449,555	3.00%, due 4/1/45, #AS4774	452,886
764,044	3.50%, due 4/1/45, #AY3376	789,878
240,065	3.00%, due 5/1/45, #AY6042	241,844
307,927	3.00%, due 6/1/45, #AZ0171	310,091
1,714,290	3.00%, due 6/1/45, #AZ0504	1,727,216
804,167	3.00%, due 6/1/45, #AZ2754	809,710
795,132	3.50%, due 8/1/45, #AS5699	822,017
387,646	3.50%, due 9/1/45, #AS5722	400,753
1,225,454	3.00%, due 10/1/45, #AZ6877	1,233,280
1,854,819	3.50%, due 12/1/45, #BA2275	1,917,532
1,450,328	3.50%, due 12/1/45, #MA2471	1,499,366
922,789	3.50%, due 3/1/46, #MA2549	953,990
994,580	3.00%, due 7/1/46, #MA2670	1,000,932
976,190	3.00%, due 9/1/46, #AS7904	982,425
	FNMA TBA (b)
1,000,000	3.50%, due 6/15/41	1,032,998
2,000,000	3.00%, due 6/15/42	2,011,172
	GNMA Pool
6,424	7.00%, due 9/15/35, #647831	6,757
36,784	5.00%, due 10/15/35, #642220	40,405
37,895	5.00%, due 11/15/35, #550718	42,053
31,444	5.50%, due 11/15/35, #650091	35,774
28,438	5.50%, due 12/15/35, #646307	32,126
34,472	5.50%, due 4/15/36, #652534	39,034
23,168	6.50%, due 6/15/36, #652593	25,912
15,190	5.50%, due 7/15/36, #608993	17,007
54,688	6.50%, due 10/15/36, #646564	60,881
39,182	6.00%, due 11/15/36, #617294	44,476
89,014	6.50%, due 12/15/36, #618753	102,650
31,522	5.50%, due 2/15/37, #658419	35,630
98,601	6.00%, due 4/15/37, #668411	112,786
101,628	5.00%, due 8/15/37, #671463	111,874
62,275	6.00%, due 10/15/37, #664379	70,689
14,930	5.50%, due 8/15/38, #677224	16,753
53,496	5.50%, due 8/15/38, #691314	60,016
1,950	5.50%, due 12/15/38, #705632	2,211
217,479	4.50%, due 5/15/39, #717066	234,261
11,821	5.50%, due 6/15/39, #714262	13,250
313,666	5.50%, due 6/15/39, #714720	351,398
302,299	4.50%, due 7/15/39, #720160	326,384
766,480	5.00%, due 9/15/39, #726311	849,084
5,157	5.50%, due 1/15/40, #723631	5,778
13,232	5.50%, due 2/15/40, #680537	14,798
		59,869,139
Total Mortgage-Backed Securities
(cost $60,902,373)		62,535,246
U.S. GOVERNMENT
INSTRUMENTALITIES 1.6%
U.S. Treasury Securities 1.6%
	U.S. Treasury Note
1,000,000	1.00%, due 9/15/17	999,873
Total U.S. Government Instrumentalities
(cost $1,001,083)		999,873

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 4.3%

Money Market Fund
1,172,750	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.65% (c)		$1,172,750

U.S. Treasury Bill
$1,500,000	1.049%, due 11/24/17 (e)		1,492,307

Total Short-Term Investments
(cost $2,665,054)			2,665,057
Total Investments
(cost $64,568,510)		107.1%	66,200,176
Liabilities less Other Assets		(7.1)%	(4,392,978)
TOTAL NET ASSETS		100.0%	$61,807,198

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2017.
(b)	Security purchased on a when-issued basis. As of May 31, 2017, the total cost of investments purchased on a when-issued basis was $4,520,273 or 7.31% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2017, the value of these investments was $2,666,107 or 4.31% of total net assets.

(e)	Rate shown is the discount rate at May 31, 2017.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2017
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $207,847,249 and $64,568,510, respectively)	$215,608,597	$66,200,176
Receivable for fund shares sold	359,031	25,096
Interest receivable	2,370,940	170,915
Due from investment adviser (Note 4)	3,085	15,033
Prepaid expenses	26,672	13,604
Total assets	218,368,325	66,424,824

Liabilities:
Payable for securities purchased	—	4,520,273
Payable for fund shares redeemed	28,468	27,555
Distribution payable	212	26
Administration fees	17,500	12,492
Custody fees	3,605	5,448
Transfer agent fees and expenses	8,555	10,586
Fund accounting fees	25,682	26,093
Audit fees	9,718	9,720
Chief Compliance Officer fee	2,242	2,242
Trustees’ fees	1,034	823
Accrued expenses	2,997	2,368
Total liabilities	100,013	4,617,626
Net Assets	$218,268,312	$61,807,198

Net Assets Consist of:
Paid-in capital	$214,585,548	$61,374,350
Undistributed net investment income/(loss)	152,225	(46,160)
Accumulated net realized loss on investments	(4,230,809)	(1,152,658)
Net unrealized appreciation on investments	7,761,348	1,631,666
Net Assets	$218,268,312	$61,807,198

Net Asset Value, Offering Price and Redemption Price Per Share	$9.34	$9.59

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	23,377,145	6,446,584

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2017
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$4,407,730	$996,974
Total investment income	4,407,730	996,974

Expenses:
Fund accounting fees (Note 4)	50,411	48,621
Transfer agent fees and expenses (Note 4)	43,252	20,433
Administration fees (Note 4)	34,363	24,683
Registration fees	11,299	11,012
Custody fees (Note 4)	9,740	14,073
Audit fees	9,734	9,736
Trustees’ fees	6,617	5,822
Reports to shareholders	4,496	1,911
Chief Compliance Officer fee (Note 4)	4,492	4,492
Legal fees	4,043	3,928
Insurance	2,605	1,499
Miscellaneous	4,126	3,072
Total expenses	185,178	149,282
Less: Expense reimbursement from adviser (Note 4)	(21,094)	(88,558)
Net expenses	164,084	60,724
Net investment income	4,243,646	936,250

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	268,680	186,799
Net change in unrealized appreciation on investments	5,898,622	(10,197)
Net gain on investments	6,167,302	176,602
Net increase in net assets resulting from operations	$10,410,948	$1,112,852

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2017	Year Ended	May 31, 2017	Year Ended
	(Unaudited)	Nov. 30, 2016	(Unaudited)	Nov. 30, 2016
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,243,646	$8,743,216	$936,250	$2,391,240
Net realized gain/(loss) on investments	268,680	(2,349,226)	186,799	135,091
Net change in unrealized appreciation/(depreciation)
on investments	5,898,622	4,525,666	(10,197)	(1,101,213)
Net increase in net assets resulting from operations	10,410,948	10,919,656	1,112,852	1,425,118

Distributions Paid to Shareholders:
Distributions from net investment income	(4,162,001)	(8,837,026)	(1,048,531)	(2,673,050)
Total distributions	(4,162,001)	(8,837,026)	(1,048,531)	(2,673,050)

Capital Share Transactions:
Net proceeds from shares sold	19,207,055	46,638,635	3,341,023	14,977,768
Distributions reinvested	3,137,390	6,536,283	567,766	1,602,118
Payment for shares redeemed	(33,365,424)	(58,163,397)	(30,043,344)	(23,522,211)
Net decrease in net assets
from capital share transactions	(11,020,979)	(4,988,479)	(26,134,555)	(6,942,325)
Total decrease in net assets	(4,772,032)	(2,905,849)	(26,070,234)	(8,190,257)

Net Assets, Beginning of Period	223,040,344	225,946,193	87,877,432	96,067,689
Net Assets, End of Period	$218,268,312	$223,040,344	$61,807,198	$87,877,432
Includes Undistributed Net Investment Income of	$152,225	$70,580	$(46,160)	$66,121

Transactions in Shares:
Shares sold	2,094,243	5,048,484	350,923	1,534,571
Shares issued on reinvestment of distributions	341,458	712,114	59,681	164,509
Shares redeemed	(3,639,137)	(6,359,563)	(3,154,652)	(2,413,028)
Net decrease in shares outstanding	(1,203,436)	(598,965)	(2,744,048)	(713,948)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.07		$8.97	$9.57	$9.48	$10.41	$10.18

Income From Investment Operations:
Net investment income	0.18		0.36	0.36	0.37	0.39	0.46
Net realized and unrealized gain/(loss) on investments	0.26		0.10	(0.55)	0.43	(0.64)	0.77
Total from investment operations	0.44		0.46	(0.19)	0.80	(0.25)	1.23

Less Distributions:
Distributions from net investment income	(0.17)		(0.36)	(0.36)	(0.37)	(0.39)	(0.46)
Distributions from net realized gains on investments	—		—	(0.05)	(0.34)	(0.29)	(0.54)
Total distributions	(0.17)		(0.36)	(0.41)	(0.71)	(0.68)	(1.00)

Net asset value, end of period	$9.34		$9.07	$8.97	$9.57	$9.48	$10.41

Total Return	4.95	%++	5.18%	-2.08%	8.85%	-2.49%	12.89%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$218,268		$223,040	$225,946	$239,734	$269,078	$382,911
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+	0.15%	0.15%	0.02%*	0.00%	0.00%
Before expense reimbursement	0.17	%+	0.17%	0.16%	0.15%	0.14%	0.13%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.88	%+	3.90%	3.87%	3.86%	3.99%	4.61%
Before expense reimbursement	3.86	%+	3.88%	3.86%	3.73%	3.85%	4.48%
Portfolio turnover rate	5	%++	31%	18%	18%	47%	75%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.56		$9.70	$9.82	$9.65	$10.04	$9.99

Income From Investment Operations:
Net investment income	0.12		0.25	0.24	0.29	0.15	0.19
Net realized and unrealized gain/(loss) on investments	0.04		(0.11)	(0.09)	0.20	(0.23)	0.14
Total from investment operations	0.16		0.14	0.15	0.49	(0.08)	0.33

Less Distributions:
Distributions from net investment income	(0.13)		(0.28)	(0.27)	(0.32)	(0.24)	(0.26)
Distributions from net realized gains on investments	—		—	—	—	(0.07)	(0.02)
Total distributions	(0.13)		(0.28)	(0.27)	(0.32)	(0.31)	(0.28)

Net asset value, end of period	$9.59		$9.56	$9.70	$9.82	$9.65	$10.04

Total Return	1.76	%++	1.48%	1.54%	5.17%	-0.74%	3.37%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$61,807		$87,877	$96,068	$97,345	$97,439	$184,502
Ratio of expenses to average net assets:
Net of expense reimbursement	0.16	%+^	0.15%	0.15%	0.03%*	0.00%	0.00%
Before expense reimbursement	0.39	%+	0.32%	0.29%	0.29%	0.22%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.44	%+	2.59%	2.43%	2.94%	1.65%	1.90%
Before expense reimbursement	2.21	%+	2.42%	2.29%	2.68%	1.43%	1.73%
Portfolio turnover rate	93	%++	67%	161%	160%	290%	278%
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.
^	Effective March 30, 2017, the expense cap increased from 0.15% to 0.18%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2017
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Bloomberg Barclays U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a Fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

tion by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End –  In preparing the financial statements as of May 31, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.  Refer to Note 10 for more information.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' Board of Trustees.  As of May 31, 2017, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Funds are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2017:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$195,852,204	$—	$195,852,204
Sovereign Bonds	—	12,873,262	—	12,873,262
U.S. Government Instrumentalities	—	3,971,092	—	3,971,092
Total Fixed Income	—	212,696,558	—	212,696,558
Short-Term Investments	2,912,039	—	—	2,912,039
Total Investments	$2,912,039	$212,696,558	$—	$215,608,597

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$844,024	$—	$844,024
Residential Mortgage-Backed Securities	—	1,822,083	—	1,822,083
Mortgage-Backed Securities –
U.S. Government Agencies	—	59,869,139	—	59,869,139
U.S. Government Instrumentalities	—	999,873	—	999,873
Total Fixed Income	—	63,535,119	—	63,535,119
Short-Term Investments	1,172,750	1,492,307	—	2,665,057
Total Investments	$1,172,750	$65,027,426	$—	$66,200,176

Refer to each Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The Funds held no level 3 securities during the period ended May 31, 2017.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of the BBB Bond Fund and MBS Bond Fund to an annual rate of 0.15% and 0.18%, respectively, of each Fund’s average daily net assets through at least March 29, 2018. Prior to March 30, 2017, the actual net expenses were limited to 0.15% for the MBS Bond Fund per the operating expenses limitation agreement. The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2017, the Adviser absorbed Fund expenses in the amount of $21,094 and $88,558 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$34,363	$24,683
Fund Accounting	50,411	48,621
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	18,367	17,075
Custody	9,740	14,073
Chief Compliance Officer	4,492	4,492

At May 31, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$17,500	$12,492
Fund Accounting	25,682	26,093
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	5,745	9,024
Custody	3,605	5,448
Chief Compliance Officer	2,242	2,242

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$5,185,198	$18,825,702	$5,837,524	$5,116,736
MBS Bond Fund	—	3,045,305	69,867,459	98,475,237

Note 6 – Line of Credit
The BBB Bond Fund and the MBS Bond Fund have a line of credit in the amount of $18,400,000 and $9,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2017, the Funds did not draw upon their lines of credit.

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2017 and the year ended November 30, 2016 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2017	Nov. 30, 2016	May 31, 2017	Nov. 30, 2016
Ordinary income	$4,162,001	$8,837,026	$1,048,531	$2,673,050

As of November 30, 2016, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$218,702,828	$94,310,899
Gross unrealized appreciation	6,239,504	2,112,464
Gross unrealized depreciation	(4,393,295)	(482,697)
Net unrealized appreciation (a)	1,846,209	1,629,767
Undistributed ordinary income	70,581	66,121
Undistributed long-term capital gain	—	—
Total distributable earnings	70,581	66,121
Other accumulated gains/(losses)	(4,482,973)	(1,327,361)
Total accumulated earnings/(losses)	$(2,566,183)	$368,527

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2016, the Funds had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund
Short-term capital losses	$ 5,446	$ 87,776
Long-term capital losses	4,477,527	1,239,585

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk. Fixed income securities may change in value because of changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

longer maturities generally are subject to greater fluctuations in value. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Funds may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Funds may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Foreign and Emerging Market Securities Risk. Foreign economies may differ from domestic companies in the same industry. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

MBS Bond Fund

•
Risks associated with Real Estate and Regulatory Actions. The securities that the MBS Bond Fund owns are dependent on real estate prices. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and/or Fitch Ratings, Inc., if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

•
CMO Risk. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. Government securities, but they may also be subject to greater price fluctuation and credit risk.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
Asset-Backed Securities Risks. These risks include Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

PIA Funds
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Note 9 – Report of the Trust’s Special Shareholder Meeting
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1. Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2. Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

Note 10 – Subsequent Event MBS Bond Fund
On June 14, 2017, at the request of the adviser to the MBS Bond Fund, the Board of Trustees of the Trust approved a modification to the Fund’s investment objective and principal investment strategies.  Effective August 29, 2017, the MBS Bond Fund’s investment objective is to seek to provide a total rate of return that exceeds the Bloomberg Barclay U.S. MBS Fixed Rate Index.  Refer to the supplement dated June 30, 2017 for more information.

PIA Funds
Notice to Shareholders – May 31, 2017
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA BBB Bond Fund (the “BBB Fund”) and PIA MBS Bond Fund (the “MBS Fund”), as well as for the PIA High Yield (MACS) Fund (the “High Yield Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the BBB Fund’s and MBS Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the High Yield Fund had not yet commenced operations.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

BBB Fund: The Board noted that the BBB Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for all relevant periods.

The Board noted that the BBB Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median for all relevant periods.

The Board considered that the Adviser does not manage any separate accounts with a similar strategy to that of the BBB Fund for performance comparison purposes.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

MBS Fund: The Board noted that the MBS Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for the one-year, three-year and ten-year periods and slightly below the peer group median for the five-year period.

The Board noted that the MBS Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for all relevant periods.

The Board considered that the Adviser does not manage any separate accounts with a similar strategy to that of the MBS Fund for performance comparison purposes.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2017, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2017, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board also noted that the Adviser does not charge management fees to the MBS Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield Fund: The Board noted that the Adviser has agreed, once the Fund is launched, through at least March 29, 2017, to maintain a minimal annual expense ratio for the Fund of 0.18%.  The Board noted that the

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

Fund’s total expense ratio was significantly below its peer group median and average.  The Board also noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the Fund.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.15% of the BBB Fund’s and MBS Fund’s ordinary operating expenses, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2017

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2016 through May 31, 2017, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

For the six months ended May 31, 2017, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.57%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.33% for the same period. The Fund’s total return is net of 0.39% in Fund fees and expenses for the six months ended May 31, 2017, compared to the benchmark index, which does not incur fees and expenses. As stated in the current prospectus, the Fund’s gross expense ratio is 0.41%. The Fund’s net expense ratio is 0.39% and is applicable to investors.*

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the six-month fiscal period ended May 31, 2017, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index. The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio. The Fund was overweighted in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 1.4% for the first quarter of 2017, lower than the 2.1% during the fourth quarter of 2016. With the unemployment rate at 4.3% and inflation under control, the U.S. Federal Reserve Board tightened monetary policy. Inflation, as measured by the Consumer Price Index, was 1.9% year-over-year as of May 2017.

Yields on 2-year Treasury notes, 5-year Treasury bonds and 30-year Treasuries rose by 41, 38 and 22 basis points (“bps”), respectively, from May 31, 2016 to May 31, 2017. Inflation being under control, volatility in oil prices, the strengthening of the U.S. dollar and the outcome of the U.S. presidential election, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries decreased during the period from 201 bps to 146 bps. Option adjusted spreads on fixed rate agency mortgage-backed securities rose from 18 bps to 26 bps, as their average life increased from 5.8 years to 6.9 years.
_______________

*
PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2018.

1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month period ended May 31, 2017. We look forward to reporting to you again with the annual report dated November 30, 2017.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/16	Value 5/31/17	Period 12/1/16 – 5/31/17*
Actual	$1,000.00	$1,005.70	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2017
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 49.0%

Aerospace and Defense 0.6%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18	$501,871
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19	501,505
		1,003,376

Automobiles Manufacturing 0.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20	1,004,477

Autos 1.2%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19	996,320
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19	1,000,229
		1,996,549

Banks 10.3%
	BB&T Corp.
2,000,000	1.701%, due 6/15/20 (b)	2,012,345
	Capital One N.A.
1,500,000	2.35%, due 8/17/18	1,508,871
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20	2,015,723
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20	500,519
	Discover Bank
1,000,000	2.60%, due 11/13/18	1,008,894
	Huntington National Bank
1,500,000	2.00%, due 6/30/18	1,505,771
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19	995,324
	KeyBank NA
1,000,000	2.35%, due 3/8/19	1,007,952
	PNC Bank NA
1,600,000	1.47%, due 8/1/17 (b)	1,600,786
500,000	2.00%, due 5/19/20	500,642
	Regions Bank
	Birmingham Alabama
1,000,000	2.25%, due 9/14/18	1,003,748
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18	1,002,519
	SunTrust Bank
1,000,000	2.25%, due 1/31/20	1,007,463
	Toronto Dominion Bank
1,500,000	1.45%, due 9/6/18	1,496,781
		17,167,338

Biotechnology 0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18	802,104

Brokers 0.8%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,317,022

Chemicals 1.0%
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20	1,607,602

Commercial and Service Industry
Machinery Manufacturing 0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17	501,611

Commercial Finance 0.3%
	Air Lease Corp.
500,000	2.625%, due 9/4/18	504,755

Communications Equipment 0.6%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19	1,004,197

Computer and Peripheral
Equipment Manufacturing 1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)	1,998,860

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Construction Materials Manufacturing 0.9%
	Martin Marietta Materials, Inc.
$1,000,000	2.252%, due 6/30/17 (b)	$1,000,635
500,000	1.822%, due 5/22/20 (b)	501,962
		1,502,597

Consumer Finance 1.2%
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19	995,102
	Visa, Inc.
1,000,000	1.20%, due 12/14/17	1,000,251
		1,995,353

Consumer Products 0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20	501,386

Data Processing, Hosting,
and Related Services 0.6%
	Fidelity National
	Information Services
1,000,000	1.45%, due 6/5/17	1,000,000

Diversified Banks 0.3%
	Bank of Montreal
500,000	2.10%, due 12/12/19	502,126

Drugs and Druggists’ Sundries
Merchant Wholesalers 0.6%
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18	1,002,795

Electric Power Generation,
Transmission and Distribution 0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17	1,000,031

Electrical Equipment Manufacturing 2.1%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17	1,430,098
	Fortive Corp.
1,000,000	1.80%, due 6/15/19 (a)	996,207
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19	992,305
		3,418,610

Financial Services 0.7%
	Morgan Stanley
250,000	1.982%, due 2/14/20 (b)	250,837
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)	1,000,328
		1,251,165

Food 0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19	988,729

Food and Beverage 1.2%
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19	997,681
	Tyson Foods, Inc.
1,000,000	1.76%, due 6/2/20 (b)	1,002,218
		1,999,899

Healthcare Facilities and Services 0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17	1,430,000

Home and Office
Products Manufacturing 0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18	502,833

Machinery Manufacturing 1.8%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17	999,807
	John Deere Capital Corp.
2,000,000	1.65%, due 10/15/18	2,003,409
		3,003,216

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Medical Equipment and
Devices Manufacturing 2.7%
	Abbott Laboratories
$1,000,000	2.00%, due 9/15/18	$1,003,592
1,000,000	2.35%, due 11/22/19	1,006,811
	Danaher Corp.
500,000	1.65%, due 9/15/18	500,901
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19	1,000,501
	Medtronic, Inc.
500,000	1.50%, due 3/15/18	500,318
	Stryker Corp.
500,000	2.00%, due 3/8/19	501,745
		4,513,868

Medical Equipment and
Supplies Manufacturing 0.9%
	Becton Dickinson and Co.
1,450,000	1.80%, due 12/15/17	1,453,803

Metals and Mining 0.3%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17	500,000

Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing 0.6%
	Harris Corp.
1,000,000	1.999%, due 4/27/18	1,002,088

Other Electrical Equipment and
Component Manufacturing 0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18	999,850

Other Financial Investment Activities 0.9%
	NextEra Energy
	Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17	1,502,828

Other Food Manufacturing 0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18	500,478

Other Telecommunications 0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19	1,007,313

Petroleum and Coal
Products Manufacturing 0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18	1,000,333

Pharmaceuticals 1.2%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18	501,104
	Baxalta, Inc.
500,000	2.00%, due 6/22/18	501,041
	Shire Acquisitions Investments
	Ireland DAC
500,000	1.90%, due 9/23/19	498,084
	Teva Pharmaceutical
	Finance Netherlands III BV
500,000	1.70%, due 7/19/19	496,214
		1,996,443

Restaurants 0.3%
	McDonald’s Corp.
500,000	2.10%, due 12/7/18	503,659

Retail – Consumer Discretionary 1.6%
	eBay, Inc.
1,600,000	1.372%, due 7/28/17 (b)	1,600,171
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	1,001,354
		2,601,525

Retail – Consumer Staples 0.8%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19	1,402,492

Semiconductors 2.1%
	Broadcom Corp.
500,000	2.375%, due 1/15/20 (a)	501,305
	Intel Corp.
1,000,000	1.85%, due 5/11/20	1,002,733

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Semiconductors 2.1% (continued)
	Qualcomm Inc.
$2,000,000	2.10%, due 5/20/20	$2,008,507
		3,512,545

Software and Services 1.8%
	DXC Technology Co.
500,000	2.875%, due 3/27/20 (a)	507,417
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18	1,459,056
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17	1,000,625
		2,967,098

Supermarkets and Pharmacies 0.3%
	Walgreens Boots Alliance, Inc.
500,000	1.75%, due 5/30/18	504,268

Transportation and Logistics 0.3%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19	493,433

Utilities 3.6%
	Dominion Resources, Inc.
1,000,000	1.875%, due 1/15/19	999,229
500,000	1.60%, due 8/15/19	495,606
	Edison International
500,000	2.125%, due 4/15/20	501,667
	Pacific Gas & Electric Co.
1,000,000	1.402%, due 11/30/17 (b)	1,000,564
	Public Service Enterprise
	Group, Inc.
2,000,000	1.60%, due 11/15/19	1,975,954
	Sempra Energy
1,000,000	1.625%, due 10/7/19	990,400
		5,963,420

Total Corporate Bonds
(cost $81,296,303)		81,432,075

MORTGAGE-BACKED SECURITIES 8.0%

Commercial Mortgage-Backed Securities 0.5%
	Hyatt Hotel Portfolio Trust
$750,000	2.69%, due 11/15/29, Series
	2015-HYT, Class B (a) (b)	753,329

Residential Mortgage-Backed Securities 3.4%
	BlueVirgo Trust
2,588,197	3.00%, due 12/15/22, Series
	15-1A (a) (d)	2,604,141
	Colony American Homes
2,250,000	2.35%, due 5/17/31, Series
	2014-1A, Class B (a) (b)	2,242,060
	PFS Tax Lien Trust
276,962	1.44%, due 5/15/29,
	Series 2014-1 (a)	274,874
	Starwood Waypoint
	Residential Trust
607,246	2.29%, due 1/17/32, Series
	2014-1, Class A (a) (b)	607,801
		5,728,876

U.S. Government Agencies 4.1%
	FHLMC ARM Pool (b)
2,025	2.892%, due 2/1/22, #845113	2,078
13,682	2.499%, due 10/1/22, #635206	13,973
2,684	2.842%, due 6/1/23, #845755	2,743
258,846	2.835%, due 1/1/25, #785726	268,801
9,233	3.283%, due 1/1/33, #1B0668	9,432
296,042	2.75%, due 10/1/34, #782784	313,597
73,773	3.302%, due 12/1/34, #1G0018	77,630
73,867	3.50%, due 4/1/36, #847671	78,621
	FHLMC Pool
111,720	5.00%, due 10/1/38, #G04832	122,513
	FNMA ARM Pool (b)
18,369	3.540%, due 7/1/25, #555206	18,473
62,299	2.307%, due 7/1/27, #424953	62,872
65,334	2.939%, due 3/1/28, #556438	67,512
64,362	2.673%, due 6/1/29, #508399	65,745
173,074	2.71%, due 4/1/30, #562912	178,787

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 4.1% (continued)
	FNMA ARM Pool (b) (continued)
$28,864	2.951%, due 10/1/30, #670317	$29,827
37,184	2.865%, due 9/1/31, #597196	37,384
24,013	2.652%, due 11/1/31, #610547	24,491
250,119	2.942%, due 10/1/33, #743454	261,924
702,676	3.25%, due 11/1/33, #755253	748,026
1,021,576	2.972%, due 5/1/34, #AC5719	1,077,702
214,487	2.919%, due 7/1/34, #779693	224,921
184,399	2.778%, due 10/1/34, #795136	193,172
32,678	3.218%, due 1/1/35, #805391	34,450
124,885	2.608%, due 10/1/35, #846171	131,200
82,809	2.926%, due 10/1/35, #845041	87,582
289,814	3.132%, due 1/1/36, #849264	302,532
63,524	3.58%, due 6/1/36, #872502	66,400
496,777	3.207%, due 1/1/37, #906389	525,845
438,528	3.622%, due 3/1/37, #907868	466,092
45,759	2.875%, due 10/1/37, #955963	46,946
254,848	3.515%, due 11/1/37, #953653	264,276
	FNMA Pool
324,584	5.00%, due 6/1/40, #AD5479	357,694
40,808	4.00%, due 11/1/41, #AJ3797	43,295
	GNMA II ARM Pool (b)
4,436	2.25%, due 11/20/21, #8871	4,524
25,965	2.25%, due 10/20/22, #8062	26,523
87,774	2.25%, due 11/20/26, #80011	90,480
20,480	2.25%, due 11/20/26, #80013	21,102
13,172	2.25%, due 12/20/26, #80021	13,591
5,321	2.375%, due 1/20/27, #80029	5,483
98,214	2.125%, due 7/20/27, #80094	101,403
125,544	2.125%, due 8/20/27, #80104	129,574
5,505	2.25%, due 10/20/27, #80122	5,682
47,710	2.375%, due 1/20/28, #80154	49,225
106,765	2.25%, due 10/20/29, #80331	110,498
19,632	2.25%, due 11/20/29, #80344	20,308
		6,784,929
Total Mortgage-Backed Securities
(cost $12,906,992)		13,267,134

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 36.8%
U.S. Government Agencies 13.8%
	FHLB
5,000,000	1.375%, due 3/18/19	5,005,535
	FHLMC
5,000,000	0.75%, due 7/14/17	4,998,655
6,000,000	0.875%, due 3/7/18	5,986,752
1,000,000	0.875%, due 10/12/18	995,196
	FNMA
6,000,000	1.00%, due 9/27/17	5,999,346
		22,985,484
U.S. Treasury Notes 23.0%
	U.S. Treasury Note
5,000,000	0.875%, due 6/15/17	5,000,255
4,000,000	1.00%, due 9/15/17	3,999,492
5,000,000	0.875%, due 11/15/17	4,994,755
6,000,000	0.875%, due 1/15/18	5,989,824
3,000,000	1.00%, due 2/15/18	2,996,016
5,000,000	0.75%, due 2/15/19	4,958,495
2,000,000	1.00%, due 3/15/19	1,990,820
3,300,000	0.875%, due 4/15/19	3,276,474
5,000,000	0.875%, due 6/15/19	4,959,080
		38,165,211
Total U.S. Government Agencies
and Instrumentalities
(cost $61,245,499)		61,150,695

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Shares/
Principal Amount			Value

SHORT-TERM INVESTMENTS 6.7%

Money Market Fund 1.9%
3,140,131	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.65% (c)		$3,140,131

U.S. Treasury Bill 4.8%
	U.S. Treasury Bill
$2,000,000	0.84%, due 6/29/17 (e)		1,998,690
6,000,000	0.91%, due 8/17/17 (e)		5,988,288

Total Short-Term Investments
(cost $11,127,570)			11,127,109

Total Investments
(cost $166,576,364)		100.5%	166,977,013
Liabilities less Other Assets		(0.5)%	(911,718)
TOTAL NET ASSETS		100.0%	$166,065,295

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As May 31, 2017, the value of these investments was $11,486,322 or 6.9% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2017.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(e)	Rate shown is the discount rate at May 31, 2017.

ARM – Adjustable Rate Mortgage
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2017
(Unaudited)

Assets:
Investments in securities, at value (cost $166,576,364)	$166,977,013
Cash	3,205
Receivable for securities sold	6,784
Receivable for fund shares sold	809,723
Interest receivable	491,640
Prepaid expenses	27,836
Total assets	168,316,201

Liabilities:
Payable for fund shares redeemed	151,883
Payable for securities purchased	1,999,420
Investment advisory fees	25,228
Administration fees	14,534
Custody fees	2,889
Transfer agent fees and expenses	18,629
Fund accounting fees	21,500
Audit fees	9,717
Legal fees	1,448
Chief Compliance Officer fee	2,242
Trustees’ fees	851
Accrued expenses	2,565
Total liabilities	2,250,906
Net Assets	$166,065,295

Net Assets Consist of:
Paid-in capital	$166,158,728
Undistributed net investment income	29,539
Accumulated net realized loss on investments	(523,621)
Net unrealized appreciation on investments	400,649
Net Assets	$166,065,295

Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	16,551,538

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2017
(Unaudited)

Investment Income:
Interest	$1,251,892
Total investment income	1,251,892

Expenses:
Investment advisory fees (Note 4)	168,126
Fund accounting fees (Note 4)	43,242
Transfer agent fees and expenses (Note 4)	40,927
Administration fees (Note 4)	29,945
Registration fees	15,641
Audit fees	9,734
Custody fees (Note 4)	9,316
Trustees’ fees	6,235
Reports to shareholders	4,567
Chief Compliance Officer fee (Note 4)	4,492
Legal fees	4,116
Insurance	2,166
Miscellaneous	3,285
Total expenses	341,792
Less: Fee waiver by adviser (Note 4)	(13,946)
Net expenses	327,846
Net investment income	924,046

Realized and Unrealized Gain on Investments:
Net realized gain on investments	8,946
Net change in unrealized appreciation on investments	131,779
Net gain on investments	140,725
Net increase in net assets resulting from operations	$1,064,771

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	May 31, 2017	Year Ended
	(Unaudited)	Nov. 30, 2016
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$924,046	$1,634,189
Net realized gain/(loss) on investments	8,946	(2,188)
Net change in unrealized appreciation/(depreciation) on investments	131,779	431,241
Net increase in net assets resulting from operations	1,064,771	2,063,242

Distributions Paid to Shareholders:
Distributions from net investment income	(963,059)	(1,642,903)
Total distributions paid to shareholders	(963,059)	(1,642,903)

Capital Share Transactions:
Proceeds from shares sold	28,678,010	65,872,044
Distributions reinvested	716,241	1,140,737
Payment for shares redeemed	(33,365,182)	(53,505,640)
Net increase/(decrease) in net assets from capital share transactions	(3,970,931)	13,507,141
Total increase/(decrease) in net assets	(3,869,219)	13,927,480

Net Assets, Beginning of Period	169,934,514	156,007,034
Net Assets, End of Period	$166,065,295	$169,934,514
Includes Undistributed Net Investment Income of	$29,539	$68,552

Transactions in Shares:
Shares sold	2,858,786	6,570,974
Shares issued on reinvestment of distributions	71,416	113,794
Shares redeemed	(3,325,437)	(5,337,401)
Net increase/(decrease) in shares outstanding	(395,235)	1,347,367

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.03		$10.00	$10.05	$10.08	$10.10	$10.10

Income From Investment Operations:
Net investment income	0.06		0.10	0.07	0.05	0.05	0.04
Net realized and unrealized gain/(loss) on investments	0.00	*	0.03	(0.03)	(0.02)	(0.02)	0.00 *
Total from investment operations	0.06		0.13	0.04	0.03	0.03	0.04

Less Distributions:
Distributions from net investment income	(0.06)		(0.10)	(0.09)	(0.06)	(0.05)	(0.04)
Total distributions	(0.06)		(0.10)	(0.09)	(0.06)	(0.05)	(0.04)

Net asset value, end of period	$10.03		$10.03	$10.00	$10.05	$10.08	$10.10

Total Return	0.57	%++	1.32%	0.37%	0.33%	0.34%	0.41%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$166,065		$169,935	$156,007	$155,309	$139,347	$170,344
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.39%	0.39%	0.38%	0.35%	0.35%
Before fee waivers and reimbursements	0.41	%+	0.41%	0.41%	0.40%	0.43%	0.38%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	1.10	%+	1.02%	0.69%	0.56%	0.49%	0.36%
Before fee waivers and reimbursements	1.08	%+	1.00%	0.67%	0.54%	0.41%	0.33%
Portfolio turnover rate	22	%++	37%	60%	38%	56%	53%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that
17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2017, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.
18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$81,432,075	$—	$81,432,075
Mortgage-Backed Securities	—	10,662,993	2,604,141	13,267,134
U.S. Government Agencies
and Instrumentalities	—	61,150,695	—	61,150,695
Total Fixed Income	—	153,245,763	2,604,141	155,849,904
Short-Term Investments	3,140,131	7,986,978	—	11,127,109
Total Investments	$3,140,131	$161,232,741	$2,604,141	$166,977,013

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities,
at Value
Mortgage-Backed Securities
Balance as of November 30, 2016	$3,266,566
Accrued discounts/premiums	—
Realized gain/(loss)	2,890
Change in unrealized appreciation/(depreciation)	(21,049)
Purchases	—
Sales	(644,266)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2017	$2,604,141

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2017, and still classified as level 3 was $(21,049).  At May 31, 2017, the Fund’s primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote.  Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser
19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2017, the Fund incurred $168,126 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2017, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $13,946.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $111,071 at May 31, 2017.  The expense limitation will remain in effect through at least March 29, 2018, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2017	$34,840
2018	35,634
2019	26,651
2020	13,946
$111,071

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

The officers and the Chief Compliance Officer of the Fund are employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.
20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

For the six months ended May 31, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$29,945
Fund Accounting	43,242
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	32,272
Custody	9,316
Chief Compliance Officer	4,492

At May 31, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$14,534
Fund Accounting	21,500
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	16,262
Custody	2,889
Chief Compliance Officer	2,242

Note 5 – Purchases and Sales of Securities

For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$21,338,772	$31,277,512	$ 9,953,153	$14,862,961

Note 6 – Line of Credit

The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2017.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2017 and the year ended November 30, 2016 was as follows:

	May 31, 2017	November 30, 2016
Ordinary income	$963,059	$1,642,903

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

As of November 30, 2016, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$170,416,383
Gross unrealized appreciation	596,800
Gross unrealized depreciation	(327,930)
Net unrealized appreciation (a)	268,870
Undistributed ordinary income	68,552
Undistributed long-term capital gains	—
Total distributable earnings	68,552
Other accumulated losses	(532,567)
Total accumulated earnings	$(195,145)

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

			Long-Term
2017	2018	2019	Indefinite	Total
$45,313	$56,182	$63,174	$367,898	$532,567

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  Fixed income securities will change in value because of changes in interest rates.  If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Asset-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.  Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Note 9 – Report of the Trust’s Special Shareholder Meeting
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:
23

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

24

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2017
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.
25

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”), and also for the PIA Short Duration Bond Fund (the “Short Duration Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss the Short-Term Securities Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Short-Term Securities Fund as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark.  As the Short Duration Fund had not commenced operations, it had no performance to consider.  While the Board considered both short-term and long-term performance for the Short-Term Securities Fund, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Short-Term Securities Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  In considering the Short-Term Securities Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

26

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year, three-year and ten-year periods and below its peer group median for the five-year period.

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year, three-year and ten-year periods and below its peer group median for the five-year period.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund generally outperformed its similarly managed accounts for all relevant periods, except for the ten-year period.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Short-Term Securities Fund were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

27

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio for the Class I shares was above its peer group median and below its peer group average and that the Fund’s estimated total expense ratio for the Class A shares was above its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.  As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short-Term Securities Fund and noted that the Fund is currently not accruing any Rule 12b-1 fees.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Fund would be in the best interests of the Funds and their shareholders.

28

 (This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report

May 31, 2017

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2016 through May 31, 2017, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

The Fund trailed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 6.51%, after fees and expenses, for the six month period ended May 31, 2017, versus 6.72% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.95%. The Fund’s net expense ratio is 0.76% and is applicable to investors.*

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.  Although the Fund modestly trailed the Index over the six-month period ended May 31, 2017, it was largely due to a steadfast conviction to credit selection, as opposed to engaging in sector rotation during the period. Those industries and sectors that underperformed the most in 2016 were some of the best performers over the six-month period ended May 31, 2017.  The Fund continues to be increasingly selective in this risk-on environment. Its cautious approach to a few sectors during the period (such as pharmaceuticals and healthcare) were a drag on overall performance.  Consistent with a risk-on environment, the Bloomberg Barclays U.S. Corporate High-Yield Index Caa(s) performed strongly over the past six months, returning 10.61%, Ca and below rated credits increased 14.22% over the same period. During the six month period, Ba(s) and B(s) returned 5.54% and 6.47%, respectively. The better industry performers were oil field services (+10.67%), healthcare (+10.29%), and pharmaceuticals (+8.95%). Healthcare and pharmaceutical returns for the six-month period exceeded their respective returns for the entire calendar year 2016.  Of these, the Fund was overweight only oil field services during the period. As such, overall credit selection was paramount in the Fund’s relative performance, as sector allocation was clearly a headwind during the period.

There were a few credit events that did occur within the Fund during the six-month period ended May 31, 2017 and were contributors to the shortfall to the Index. Paperworks, a paper packaging company, is suffering from near record high raw material costs, coupled with a market supply demand imbalance, thereby compressing margins. China has been a big driver in escalating the price of this raw material as it has been buying substantially more than it has historically.  While we have seen this behavior from China in the past, in the interim Paperworks’ cash flow will be unfavorably impacted. The Fund has been, and continues to be, overweight the chemical and paper sectors. Credit selection within these two sectors was a key contributor to the Fund’s performance for the period. In addition to the performance of the two aforementioned sectors, several stressed Caa holdings such as Northwest Hardwoods (paper), Tronox Limited (chemicals), TPC Group (chemicals), Shale Inland (oil field services), and Carolina Beverage (food & beverage), posted robust returns to help offset the underweighting of the healthcare and pharmaceutical sectors. The Fund did not experience any defaults during the six-month period and the market default rate declined to 1.86% at the end of the period.

_______________

*
PIA has voluntarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses do not exceed 0.73% of the Fund’s average daily net assets through at least March 29, 2018.

1

PIA High Yield Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month fiscal period ended May 31, 2017. We look forward to reporting to you again with the annual report dated November 30, 2017.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Cash flow is the amount of net cash generated by a business during a specific period.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2017
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/16 – 5/31/17).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Prior to January 1, 2015, actual net expenses were contractually limited to 0.98% of the Fund’s average daily net assets per the operating expenses limitation agreement.  Effective January 1, 2015, Pacific Income Advisers, Inc., the Fund’s adviser, has also voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets through at least March 29, 2018.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/16	Value 5/31/17	Period 12/1/16 – 5/31/17*
Actual	$1,000.00	$1,065.10	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.73%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2017
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2017
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 93.4%

Aerospace/Defense 1.8%
	Kratos Defense & Security
	Solutions, Inc.
$832,000	7.00%, due 5/15/19	$854,880
	TransDigm, Inc.
500,000	6.00%, due 7/15/22	519,313
		1,374,193

Apparel & Textile Products 1.2%
	Wolverine World Wide, Inc.
920,000	5.00%, due 9/1/26 (b)	908,500

Auto Parts Manufacturing 2.6%
	American Axle &
	Manufacturing, Inc.
600,000	6.50%, due 4/1/27 (b)	594,000
	Cooper-Standard
	Automotive, Inc.
720,000	5.625%, due 11/15/26 (b)	734,400
	IHO Verwaltungs GmbH
620,000	4.75%, due 9/15/26 (b) (h)	627,750
		1,956,150

Biotechnology 1.5%
	Concordia International Corp.
1,250,000	7.00%, due 4/15/23 (b)	259,375
	Sterigenics-Nordion Topco LLC
840,000	8.125%, due 11/1/21 (b) (h)	867,300
		1,126,675

Building Materials 0.7%
	USG Corp.
520,000	4.875%, due 6/1/27 (b)	526,500

Chemical and Allied Products
Merchant Wholesalers 1.3%
	Univar USA, Inc.
950,000	6.75%, due 7/15/23 (b)	999,875

Chemicals 9.0%
	Consolidated Energy Finance SA
1,000,000	6.75%, due 10/15/19 (b)	1,028,750
410,000	6.875%, due 6/15/25 (b)	416,663
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	607,500
	H.I.G. BBC Intermediate
	Holdings Corp.
176,762	10.50%, due 9/15/18 (b) (h)	177,204
	Kissner Milling Company Ltd.
500,000	8.375%, due 12/1/22 (b)	514,375
	Koppers, Inc.
1,300,000	6.00%, due 2/15/25 (b)	1,368,249
	TPC Group, Inc.
1,425,000	8.75%, due 12/15/20 (b)	1,350,187
	Trinseo Materials Operating S.C.A.
500,000	6.75%, due 5/1/22 (b)	532,500
	Tronox Worldwide LLC
800,000	6.375%, due 8/15/20	810,000
		6,805,428

Commercial and Service Industry
Machinery Manufacturing 2.0%
	ATS Automation Tooling
	Systems, Inc.
1,420,000	6.50%, due 6/15/23 (b)	1,482,125

Communications Equipment
Manufacturing 1.2%
	Plantronics, Inc.
860,000	5.50%, due 5/31/23 (b)	894,400

Construction Machinery 2.3%
	H & E Equipment Services, Inc.
970,000	7.00%, due 9/1/22	1,019,179
	Jurassic Holdings III
925,000	6.875%, due 2/15/21 (b)	772,375
		1,791,554

Construction Materials Manufacturing 1.5%
	Boise Cascade Co.
1,060,000	5.625%, due 9/1/24 (b)	1,105,050

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Consumer Cyclical Services 2.2%
	APX Group, Inc.
$102,000	6.375%, due 12/1/19	$105,357
560,000	8.75%, due 12/1/20	581,700
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	992,750
		1,679,807

Consumer Finance 0.9%
	First Data Corp.
640,000	5.75%, due 1/15/24 (b)	678,400

Consumer Products 2.1%
	ACCO Brands Corp.
630,000	5.25%, due 12/15/24 (b)	652,050
	Central Garden & Pet Co.
800,000	6.125%, due 11/15/23	860,000
		1,512,050

Consumer Services 3.1%
	AMN Healthcare, Inc.
820,000	5.125%, due 10/1/24 (b)	834,350
	LSC Communications, Inc.
390,000	8.75%, due 10/15/23 (b)	404,625
	Stonemor Partners LP
500,000	7.875%, due 6/1/21	497,500
	United Rentals
	(North America), Inc.
550,000	6.125%, due 6/15/23	581,906
		2,318,381

Containers & Packaging 1.4%
	BWAY Holding Co.
20,000	5.50%, due 4/15/24 (b)	20,500
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)	1,002,975
		1,023,475

Distributors 1.3%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	195,000
775,000	6.50%, due 5/1/21	755,625
		950,625

Diversified Manufacturing 1.2%
	Griffon Corp.
850,000	5.25%, due 3/1/22	872,313

Electric 0.9%
	NRG Energy, Inc.
645,000	6.625%, due 3/15/23	667,640

Electrical Equipment Manufacturing 1.7%
	Airxcel, Inc.
490,000	8.50%, due 2/15/22 (b)	513,888
	General Cable Corp.
750,000	5.75%, due 10/1/22 (g)	742,499
		1,256,387

Entertainment Resources 0.2%
	Live Nation Entertainment, Inc.
120,000	4.875%, due 11/1/24 (b)	121,800

Finance 0.3%
	National Financial Partners Corp.
240,000	9.00%, due 7/15/21 (b)	252,450

Food and Beverage 1.4%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	370,000
	Clearwater Seafoods, Inc.
390,000	6.875%, due 5/1/25 (b)	408,525
	Pilgrim’s Pride Corp.
250,000	5.75%, due 3/15/25 (b)	257,500
		1,036,025

Hardware 0.1%
	CDW LLC / CDW Finance Corp.
100,000	5.00%, due 9/1/25	103,500

Industrial – Other 5.2%
	Brand Energy & Infrastructure
	Services, Inc.
1,000,000	8.50%, due 12/1/21 (b)	1,066,875
	Cleaver-Brooks, Inc.
1,250,000	8.75%, due 12/15/19 (b)	1,289,063
	Liberty Tire Recycling
	Holdco, LLC
530,839	11.00%, due 3/31/21 (b) (e) (h)	356,326

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Industrial – Other 5.2% (continued)
	SPL Logistics Escrow LLC
$450,000	8.875%, due 8/1/20 (b)	$362,250
	Zachry Holdings, Inc.
775,000	7.50%, due 2/1/20 (b)	806,969
		3,881,483

Machinery Manufacturing 0.0%
	Tennant Co.
10,000	5.625%, due 5/1/25 (b)	10,450

Manufactured Goods 3.6%
	Gates Global LLC
825,000	6.00%, due 7/15/22 (b)	844,635
	Grinding Media Inc. / MC
	Grinding Media Canada, Inc.
800,000	7.375%, due 12/15/23 (b)	865,000
	Park-Ohio Industries, Inc.
960,000	6.625%, due 4/15/27 (b)	1,003,800
		2,713,435

Media Non-Cable 2.5%
	R.R. Donnelley & Sons Co.
1,250,000	6.50%, due 11/15/23	1,268,750
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	615,000
		1,883,750

Medical Equipment and
Supplies Manufacturing 1.5%
	Vista Outdoor, Inc.
1,120,000	5.875%, due 10/1/23	1,138,200

Metals and Mining 2.3%
	American Gilsonite Co.
314,814	17.00%, due
	12/31/21 (b) (e) (h)	331,735
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22 (d)	576,806
	Rain CII Carbon, LLC
290,000	8.25%, due 1/15/21 (b)	301,783
	SunCoke Energy Partners LP /
	SunCoke Energy Partners
	Finance Corp.
500,000	7.50%, due 6/15/25 (b)	493,440
	SunCoke Energy, Inc.
4,000	7.625%, due 8/1/19	3,965
		1,707,729

Oil & Gas Services & Equipment 1.1%
	Archrock Partners LP
800,000	6.00%, due 4/1/21	806,000

Oil Field Services 2.8%
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)	1,139,849
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	992,500
		2,132,349

Other Nonmetallic Mineral
Product Manufacturing 0.6%
	US Concrete, Inc.
400,000	6.375%, due 6/1/24 (b)	420,000

Packaging 1.4%
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	1,003,562
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	50,125
		1,053,687

Paper 6.8%
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23	991,950
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)	821,250
	Mercer International, Inc.
450,000	7.75%, due 12/1/22	484,875
690,000	6.50%, due 2/1/24 (b)	719,325
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	364,000

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount		Value

Paper 6.8% (continued)
	Rayonier A.M. Products, Inc.
$700,000	5.50%, due 6/1/24 (b)	$687,750
	Xerium Technologies, Inc.
1,000,000	9.50%, due 8/15/21	1,057,500
		5,126,650

Petroleum and Petroleum Products
Merchant Wholesalers 1.0%
	Sunoco LP
260,000	5.50%, due 8/1/20	268,775
420,000	6.375%, due 4/1/23	449,400
		718,175

Pharmaceuticals 1.0%
	Nature’s Bounty Co.
700,000	7.625%, due 5/15/21 (b)	733,250

Pipelines 4.1%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22	743,700
	Rose Rock Midstream, L.P.
1,650,000	5.625%, due 7/15/22	1,666,500
	Summit Midstream
	Holdings, LLC
700,000	5.50%, due 8/15/22	717,500
		3,127,700

Publishing & Broadcasting 0.3%
	Salem Media Group, Inc.
50,000	6.75%, due 6/1/24 (b)	51,250
	Townsquare Media, Inc.
200,000	6.50%, due 4/1/23 (b)	202,250
		253,500

Railroad 1.1%
	Watco Companies, Inc.
800,000	6.375%, due 4/1/23 (b)	834,000

Retail – Consumer Discretionary 2.7%
	Beacon Roofing Supply, Inc.
700,000	6.375%, due 10/1/23	759,499
	Hillman Company, Inc.
450,000	6.375%, due 7/15/22 (b)	429,750
	PetSmart, Inc.
950,000	7.125%, due 3/15/23 (b)	888,250
		2,077,499

Scientific Research and
Development Services 0.3%
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)	227,150

Software and Services 5.2%
	Donnelley Financial
	Solutions, Inc.
150,000	8.25%, due 10/15/24	157,875
	Gartner, Inc.
20,000	5.125%, due 4/1/25 (b)	20,950
	Informatica LLC
1,170,000	7.125%, due 7/15/23 (b)	1,184,625
	Quintiles IMS Inc.
850,000	5.00%, due 10/15/26 (b)	879,563
	RP Crown Parent, LLC
885,000	7.375%, due 10/15/24 (b)	920,400
	Sophia, L.P.
700,000	9.00%, due 9/30/23 (b)	733,250
		3,896,663

Technology 1.5%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22	1,122,000

Transportation and Logistics 2.2%
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	669,500
	Mobile Mini, Inc.
950,000	5.875%, due 7/1/24	990,375
		1,659,875

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2017 (continued)
(Unaudited)

Principal Amount/Shares			Value

Transportation Services 3.1%
	LBC Tank Terminals Holding
$1,000,000	6.875%, due 5/15/23 (b)		$1,050,000
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)		1,309,375
			2,359,375

Waste & Environment Services
& Equipment 0.8%
	GFL Environmental Inc.
550,000	9.875%, due 2/1/21 (b)		600,875

Wirelines 0.4%
	Frontier Communications Corp.
355,000	7.125%, due 1/15/23		309,294

Total Corporate Bonds
(cost $69,994,930)			70,236,392

CONVERTIBLE BONDS 0.4%

Oil & Gas Services & Equipment 0.4%
	CHC Group LLC /
	CHC Finance Ltd.
179,436	0.00%, due 10/1/20 (e) (i)		296,069

Total Convertible Bonds
(cost $126,407)			296,069

COMMON STOCKS 2.4%

Business Support Services 0.0%
3,489	CHC Group LLC (d) (e) (f)		42,451

Consumer Services 1.9%
100,981	Modular Space Corp. (d) (e) (f)		1,413,734

Industrial – Other 0.0%
21,500	Liberty Tire Recycling
	Holdco, LLC (d) (e) (f)		10,000

Metals and Mining 0.5%
850	American Gilsonite Co. (d) (e) (f)		293,250
1,291,928	Emeco Holdings Ltd. (f)		79,678
			372,928

Total Common Stocks
(cost $2,574,243)			1,839,113

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		—

SHORT-TERM INVESTMENTS 2.7%
2,005,055	Invesco STIT-Government &
	Agency Portfolio, 0.71% (a)		2,005,055

Total Short-Term Investments
(cost $2,005,055)			2,005,055
Total Investments
(cost $74,700,635)		98.9%	74,376,629
Other Assets less Liabilities		1.1%	800,620
TOTAL NET ASSETS		100.0%	$75,177,249

(a)	Rate shown is the 7-day annualized yield as of May 31, 2017.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2017, the value of these investments was $45,844,641 or 60.98% of total net assets.

(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of May 31, 2017, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(e)	Security is considered illiquid. As of May 31, 2017, the value of these investments was $2,743,565 or 3.65% of total net assets.
(f)	Non-income producing security.
(g)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2017.
(h)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(i)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2017
(Unaudited)

Assets:
Investments in securities, at value (cost $74,700,635)	$74,376,629
Receivable for fund shares sold	69,672
Interest receivable	1,333,026
Prepaid expenses	29,866
Total assets	75,809,193

Liabilities:
Payable to investment adviser	300
Payable for securities purchased	409,700
Payable for fund shares redeemed	124,293
Administration fees	13,849
Transfer agent fees and expenses	38,314
Fund accounting fees	23,753
Audit fees	9,718
Chief Compliance Officer fee	2,149
Custody fees	2,783
Shareholder reporting	4,917
Trustees’ fees	790
Accrued expenses	1,378
Total liabilities	631,944
Net Assets	$75,177,249

Net Assets Consist of:
Paid-in capital	$74,029,071
Undistributed net investment income	63,663
Accumulated net realized gain on investments	1,408,521
Net unrealized depreciation on investments	(324,006)
Net Assets	$75,177,249

Net Asset Value, Offering Price and Redemption Price Per Share	$10.34

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	7,267,910

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2017
(Unaudited)

Investment Income:
Interest	$4,156,271
Dividends	164,651
Total investment income	4,320,922

Expenses:
Investment advisory fees (Note 4)	364,051
Transfer agent fees and expenses (Note 4)	177,034
Fund accounting fees (Note 4)	47,753
Administration fees (Note 4)	28,815
Registration fees	27,896
Audit fees	9,735
Reports to shareholders	8,817
Custody fees (Note 4)	8,368
Trustees’ fees	6,232
Chief Compliance Officer fee (Note 4)	4,332
Legal fees	4,045
Insurance	1,861
Interest expense (Note 7)	604
Miscellaneous	2,878
Total expenses	692,421
Less: Fee waiver by adviser (Note 4)	(209,825)
Net expenses	482,596
Net investment income	3,838,326

Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,364,251
Net change in unrealized depreciation on investments	2,060,181
Net gain on investments	4,424,432
Net increase in net assets resulting from operations	$8,262,758

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2017	November 30,
	(Unaudited)	2016
Increase in Net Assets From
Operations:
Net investment income	$3,838,326	$9,031,395
Net realized gain/(loss) on investments	2,364,251	(581,589)
Net change in unrealized depreciation on investments	2,060,181	6,091,092
Net increase in net assets resulting from operations	8,262,758	14,540,898

Distributions Paid to Shareholders:
Distributions from net investment income	(3,852,461)	(9,077,002)
Total distributions paid to shareholders	(3,852,461)	(9,077,002)

Capital Share Transactions:
Proceeds from shares sold	29,547,033	104,847,919
Distributions reinvested	3,054,460	6,753,840
Payment for shares redeemed	(136,820,641)	(59,828,534)
Net increase/(decrease) in net assets from capital share transactions	(104,219,148)	51,773,225
Total decrease in net assets	(99,808,851)	57,237,121

Net Assets, Beginning of Period	174,986,100	117,748,979
Net Assets, End of Period	$75,177,249	$174,986,100
Includes Undistributed Net Investment Income of	$63,663	$77,798

Transactions in Shares:
Shares sold	2,889,794	10,654,011
Shares issued on reinvestment of distributions	298,589	689,914
Shares redeemed	(13,341,153)	(6,097,873)
Net increase/(decrease) in shares outstanding	(10,152,770)	5,246,052

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.04		$9.67	$10.47	$10.72	$10.51	$9.80

Income From Investment Operations:
Net investment income	0.35		0.62	0.60	0.59	0.65	0.65
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.30		0.38	(0.75)	(0.14)	0.27	0.73
Total from investment operations	0.65		1.00	(0.15)	0.45	0.92	1.38

Less Distributions:
Distributions from
net investment income	(0.35)		(0.63)	(0.60)	(0.59)	(0.66)	(0.67)
Distributions from net realized gains	—		—	(0.05)	(0.11)	(0.05)	—
Total distributions	(0.35)		(0.63)	(0.65)	(0.70)	(0.71)	(0.67)

Net asset value, end of period	$10.34		$10.04	$9.67	$10.47	$10.72	$10.51

Total Return	6.51	%++	10.70%	-1.49%	4.26%	9.06%	14.42%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$75,177		$174,986	$117,749	$88,606	$61,657	$40,534
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.73	%+	0.73%	0.75%^	0.98%	0.98%	0.98%
Before fee waivers and
expense reimbursements	1.05	%+	0.92%	0.91%	1.00%	1.10%	1.30%
Ratio of net investment income
to average net assets:
Net of fee waivers and
expense reimbursements	5.80	%+	6.40%	5.99%	5.62%	6.22%	6.55%
Before fee waivers and
expense reimbursements	5.48	%+	6.21%	5.83%	5.60%	6.10%	6.23%
Portfolio turnover rate	14	%++	27%	26%	31%	33%	36%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was voluntarily reduced from 0.98% to 0.73%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2017, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:
15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System
16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2017, the Fund held investments in illiquid securities with a total value of $2,743,565 or 3.6% of total net assets:

	Shares/
Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Common Stock	850	8/17/2012	$535,186
American Gilsonite Purchase-in-Kind Notes	$314,814	8/17/2012	314,814
CHC Group LLC Common Stock	3,489	10/2/2012 – 3/19/2013	456,429
CHC Group LLC Bond	179,436	2/3/2017	126,407
Liberty Tire Recycling Holdco, LLC Common Stock	21,500	3/10/2015	12,688
Liberty Tire Recycling Holdco, LLC Bond	$530,839	11/21/2013 – 2/15/2017	606,507
Modular Space Corp. Common Stock	100,981	2/19/2014 – 2/8/2017	1,490,089

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2017, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund, except the securities listed below, are considered liquid:

	Shares/
Security	Par Value	Dates Acquired	Cost Basis
American Gilsonite Purchase-in-Kind Notes	$314,814	8/17/2012	$314,814
CHC Group LLC Bond	179,436	2/3/2017	126,407
Liberty Tire Recycling Holdco, LLC Bond	$530,839	11/21/2013 – 2/15/2017	606,507

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available
17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2017:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$70,236,392	$—	$70,236,392
Convertible Bonds	—	296,069	—	296,069
Total Fixed Income	—	70,532,461	—	70,532,461
Common Stocks
Business Support Services	—	—	42,451	42,451
Consumer Services	—	—	1,413,734	1,413,734
Industrial – Other	—	—	10,000	10,000
Metals and Mining	79,678	—	293,250	372,928
Total Common Stocks	79,678	—	1,759,435	1,839,113
Short-Term Investments	2,005,055	—	—	2,005,055
Total Investments	$2,084,733	$70,532,461	$1,759,435	$74,376,629

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2016	$10,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	1,749,435
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2017	$1,759,435

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2017, and still classified as level 3 was $0.
18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  During the six months ended May 31, 2017, the Fund received shares of American Gilsonite Co., CHC Group LLC and Modular Space Corp. as part of a financial reorganization of each company.  At May 31, 2017, the shares of American Gilsonite Co., CHC Group LLC and Modular Space Corp. were valued based on a single broker quote.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  If the financial condition of the issuer of the common stock were to deteriorate, the value of the common stock would likely decrease.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2017, the Fund incurred $364,051 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses to 0.98% of average daily net assets.  Effective January 1, 2015, the Adviser has also voluntarily agreed to limit the Fund’s total annual operating expenses to 0.73% of average daily net assets (the “temporary expense limitation”).  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The Adviser is permitted to be reimbursed only for contractual fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2017, the Adviser contractually reduced its fees in the amount of $43,750.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $65,059 at May 31, 2017.  The temporary expense limitation will remain in effect through at least March 29, 2018, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2017	$17,883
2018	3,426
2020	43,750
$65,059

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2017, the Fund incurred $28,815 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2017, the Fund incurred $47,753 in fund accounting fees and $69,760 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2017, the Fund incurred $8,368 in custody fees.

For the six months ended May 31, 2017, the Fund was allocated $4,332 of the Chief Compliance Officer fee.

At May 31, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $13,849, $23,753, $28,010, $2,149, and $2,783, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $16,728,367 and $112,372,269, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2017.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s
20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the six months ended May 31, 2017.

Note 7 – Line of Credit
The Fund has an unsecured line of credit in the amount of $11,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2017, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $50,319, paid a weighted average interest rate of 3.99%, and incurred interest expense of $1,016.  The maximum amount outstanding for the Fund during the six months ended May 31, 2017 was $2,122,000.  At May 31, 2017, the Fund had no outstanding loan amounts.

Note 8 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2017 and the year ended November 30, 2016 was as follows:

	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Ordinary income	$3,852,461	$9,077,002

As of November 30, 2016, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$174,707,055
Gross unrealized appreciation	3,346,991
Gross unrealized depreciation	(5,780,907)
Net unrealized depreciation (a)	(2,433,916)
Undistributed ordinary income	77,798
Undistributed long-term capital gains	—
Total distributable earnings	77,798
Other accumulated gains/(losses)	(906,001)
Total accumulated earnings/(losses)	$(3,262,119)

(a)	The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

At November 30, 2016, the Fund had tax short-term capital losses of $641,561 and tax long-term capital losses of $264,440 which may be carried over indefinitely to offset future gains.
21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Note 9 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  Fixed income securities will decline in value because of changes in interest rates.  If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

22

PIA High Yield Fund
Notes to Financial Statements – May 31, 2017 (continued)
(Unaudited)

Note 10 – Report of the Trust’s Special Shareholder Meeting
A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.	Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814’

Proposal No. 2.	Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	George T. Wofford, Independent Trustee
George J. Rebhan, Independent Trustee	Raymond B. Woolson, Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens, Independent Trustee	Raymond B. Woolson, Independent Trustee
George J. Rebhan, Independent Trustee

23

PIA High Yield Fund
Notice to Shareholders – May 31, 2017
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.
24

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA High Yield Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance of the Fund against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for all relevant periods.

25

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median for all relevant periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed composite for all relevant time periods.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the greater costs to the Adviser of managing the Fund due to the differences in legal and regulatory burdens.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund’s Institutional Class of 0.98% (the “Expense Cap”), and that the Adviser had temporarily agreed, through at least March 29, 2017, to maintain an annual expense ratio for the Fund of 0.73%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was also below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as slightly below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

26

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  The Board also considered that the Fund does not charge 12b-1 fees and does not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
             Douglas G. Hess, President

Date 8/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date 8/7/17

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 8/7/17

* Print the name and title of each signing officer under his or her signature